Financial Instruments - Summary of Financial Assets and Liabilities by Category (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	S/ 900,168	S/ 950,701	S/ 807,214
Accounts receivable from related parties	27,338	36,658
Lease liability for right-of-use asset	72,726	92,870
Bonds	932,759	924,042
Financial liabilities	1,831,079	1,814,637
Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities	773,203	774,075
Finance leases	52,391	23,650
Lease liability for right-of-use asset	72,726	92,870
Bonds	932,759	924,042
Trade and other accounts payable (excluding non-financial liabilities)	1,447,515	1,467,283
Accounts payable to related parties	80,115	61,499
Financial liabilities	3,358,709	3,343,419
Financial liabilities hedging derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		52
Loans and receivables, category [member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	900,168	950,701
Trade accounts receivable and other accounts receivable (excluding financial assets)	1,178,577	1,358,282
Financial assets related to concession agreements	775,677	748,365
Accounts receivable from related parties	647,409	611,381
Available-for-sale financial asset	S/ 3,501,831	S/ 3,668,729